ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other provisions [line items]
Balance at Beginning of period	$ 10,654	$ 47,870
Increases	4,668	17,677
Decreases (Utilized)	(3,702)	(49,670)
Adjustments	831	507
Balance at end of period	12,451	16,384
Rebates and patient discount programs
Disclosure of other provisions [line items]
Balance at Beginning of period	8,087	46,636
Increases	4,565	16,918
Decreases (Utilized)	(3,184)	(48,598)
Adjustments	423	910
Balance at end of period	9,891	15,866
Product returns
Disclosure of other provisions [line items]
Balance at Beginning of period	2,567	1,234
Increases	103	759
Decreases (Utilized)	(518)	(1,072)
Adjustments	408	(403)
Balance at end of period	$ 2,560	$ 518